Common Stock and Additional Paid-in Capital - Schedule of Common Stock Issued and Outstanding (Detail)	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2012
Stockholders Equity [Abstract]
Common Stock Shares, Authorized, Beginning Balance	162,461,535	86,153,844
Recapitalization: Cancellation of Atara shares, authorized	(923,076)
Recapitalization: Tender of Nina, Pinta and Santa Maria shares, authorized	(161,538,459)
Recapitalization: Issuance of Atara shares, authorized	17,948,717
Common Stock Shares, Authorized, Ending Balance	17,948,717	86,153,844
Common Stock Shares, Outstanding, Beginning Balance	12,003,891	7,461,537
Issuance of common stock upon vesting of awards, Outstanding	644,710
Recapitalization: Cancellation of Atara shares, outstanding	(923,076)
Recapitalization: Tender of Nina, Pinta and Santa Maria shares, outstanding	(11,725,525)
Recapitalization: Issuance of Atara shares, outstanding	1,302,835
Issuance of common stock upon vesting of awards - post Recapitalization, Outstanding	147,116
Issuance of common stock for research and development expenses related to technology licensing option	59,761
Common Stock Shares, Outstanding, Ending Balance	1,509,712	7,461,537